Shareholder Report, Average Annual Return (Details)							1 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended	29 Months Ended	44 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Oct. 18, 2024	Dec. 06, 2022	Jul. 05, 2022	Mar. 18, 2021	Mar. 02, 2020	Dec. 30, 2019	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000123053
Average Annual Return [Line Items]
Line Graph and Table Measure Name											Lyrical U.S. Value Equity Fund - Institutional Class
C000138389
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Lyrical U.S. Value Equity Fund - Investor Class
C000236986
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lyrical U.S. Value Equity Fund - A Class
Average Annual Return, Percent										25.63%			19.24%
C000236985
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Lyrical U.S. Value Equity Fund - C Class
Average Annual Return, Percent										31.33%			21.32%
C000218236
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Lyrical International Value Equity Fund - Institutional Class
C000218237
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Lyrical International Value Equity Fund - Investor Class
C000236988
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Lyrical International Value Equity Fund - A Class
Average Annual Return, Percent										3.69%			8.22%
C000236987
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Lyrical International Value Equity Fund - C Class
Average Annual Return, Percent										8.15%			10.06%
C000216823
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Q3 All-Season Systematic Opportunities Fund - Institutional Class
C000256096
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Q3 All-Season Systematic Opportunities Fund - C Class
C000216825
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Q3 All-Season Tactical Fund - Institutional Class
C000226152
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Q3 All-Season Tactical Fund - C Class
C000238715
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Q3 All-Season Active Rotation ETF
Without Sales Load [Member] | C000123053
Average Annual Return [Line Items]
Average Annual Return, Percent										33.63%							13.58%	9.12%
Without Sales Load [Member] | C000138389
Average Annual Return [Line Items]
Average Annual Return, Percent										33.30%							13.31%	8.81%
Without Sales Load [Member] | C000236986
Average Annual Return [Line Items]
Average Annual Return, Percent										33.27%			22.20%
Without Sales Load [Member] | C000236985
Average Annual Return [Line Items]
Average Annual Return, Percent										32.33%			21.32%
Without Sales Load [Member] | C000218236
Average Annual Return [Line Items]
Average Annual Return, Percent										10.28%					6.42%
Without Sales Load [Member] | C000218237
Average Annual Return [Line Items]
Average Annual Return, Percent										10.06%					6.17%
Without Sales Load [Member] | C000236988
Average Annual Return [Line Items]
Average Annual Return, Percent										10.03%			10.92%
Without Sales Load [Member] | C000236987
Average Annual Return [Line Items]
Average Annual Return, Percent										9.15%			10.06%
Without Sales Load [Member] | C000216823
Average Annual Return [Line Items]
Average Annual Return, Percent										6.72%						2.68%
Without Sales Load [Member] | C000256096
Average Annual Return [Line Items]
Average Annual Return, Percent								1.04%
Without Sales Load [Member] | C000216825
Average Annual Return [Line Items]
Average Annual Return, Percent										21.74%						5.66%
Without Sales Load [Member] | C000226152
Average Annual Return [Line Items]
Average Annual Return, Percent										20.22%				0.17%
Without Sales Load [Member] | C000238715
Average Annual Return [Line Items]
Average Annual Return, Percent										10.42%		10.90%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name											S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										33.89%							15.77%	13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										33.89%							15.77%	13.35%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										33.89%			22.66%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										33.89%			22.66%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Average Annual Return, Percent										11.88%					7.85%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
Average Annual Return, Percent										11.88%					7.85%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent										11.88%			13.84%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent										11.88%			13.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.88%						(0.01%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent								(0.04%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.88%						(0.01%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent										6.88%				(0.94%)
Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return, Percent										21.42%		14.55%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Moderate Portfolio Index
Average Annual Return, Percent										17.20%						5.73%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index
Average Annual Return, Percent								1.11%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Dow Jones Moderate Portfolio Index
Average Annual Return, Percent										17.20%						5.73%
Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index
Average Annual Return, Percent										17.20%				3.57%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent										27.83%		21.68%